Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Tables)	12 Months Ended
Dec. 31, 2024
Non-current financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Domestic investments
Listed and emerging stocks	$243	$126
Non-listed stocks	3,734	3,874
Foreign investments
Non-listed stocks	435	667
	$4,412	$4,667